UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment (X); Amendment Number: 1
This Amendment (Check only one):  (X) is a restatement.
                                  ( ) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Mellon Financial Corporation
Address:  One Mellon Center, Room 1635
          Pittsburgh, PA  15258-0001

Form 13F File Number:  028-00409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   David Belsterling
Title:  First Vice President
Phone:  (412) 234-1427

Signature, Place, and Date of Signing:

         /s/ David Belsterling           Pittsburgh, PA       05/10/2007
               (Signature)                (City, State)         (Date)

Explanatory Remark:  This amendment serves solely to restate the Summary
Page in order to include the indentification number, Form 13F File number and name of Walter Scott & Partners Limited under the List of Other Included Managers, which information was inadvertently omitted in the original filing.

Report Type (Check only one):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Reporting Managers:

     Form 13F File Number  NAME

     028-01190             Frank Russell Company


                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  30

Form 13F Information Table Entry Total:  28,245 (data records)

Form 13F Information Table Value Total: $ 218,511,847 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  NAME

01   801-14909             Boston Safe Advisors, Inc.
03   028-00242             The Boston Company Asset Management, LCC
05   028-00240             Mellon Trust of New England, National Association
06   028-02303             Mellon Trust of California
07   028-02389             Mellon Trust of New York, LLC
08   028-03602             Francis L. Coolidge
09   028-01439             Franklin Portfolio Associates, LLC
10   028-01930             Alfred W. Fuller
11   028-03488             Nicholas A. Grace
14   028-00620             Mellon Bank, N.A.
15   028-01435             Mellon Capital Management Corporation
16   028-02451             Mellon Equity Associates, LLP
19   000-00000             Strategic Investment Partners
20   028-01005             Jeptha H. Wade
22   028-00127             The Dreyfus Corporation
24   028-00133             Fayez Sarofim & Co.
26   000-00000             Tiffany Capital Advisors, Inc.
28   801-37598             Laurel Capital Advisors, LLP
29   000-00000             Mellon Private Trust Company, National Association
30   000-00000             Mellon Bank (DE), National Association
33   000-00000             Dreyfus Trust Company
34   000-00000             Founders Asset Management, LLC
35   000-00000             Hamon U.S. Investment Advisors Limited
37   000-00000             Mellon Ventures IV, L.P.
39   028-04797             Newton Investment Management Limited
40   000-00000             Newton as Co-Manager for Dreyfus
41   000-00000             Mellon Trust of Washington
42   000-00000             Dreyfus Service Corporation
45   000-00000             Standish Mellon Asset Management Company LLC
51   000-00000             Walter Scott & Partners Limited